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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                September 30, 2003
                                                              ------------------

Check here if Amendment [   ]; Amendment Number:     _______________
       This Amendment (Check only one.):         [  ] is a restatement.
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Schootse Poort Vermogensbeheer B.V.
                  -----------------------------------
Address:          P.O. Box 6191
                  --------------------------------------------
                  5600 HD Eindhoven
                  The Netherlands

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. J. Snippe                          Mr. G.M. van de Luitgaarden
            ------------------------------------   ---------------------------
Title:      Chief Executive Officer                Chief Financial Officer
            ------------------------------------   -----------------------
Phone:      011-31-40-273-7106                     011-31-40-273-2824
            ------------------------------------   ------------------


Signature, Place and Date of Signing:


/s/ Mr. J. Snippe                 Eindhoven, The Netherlands   October 14, 2003
------------------                --------------------------   ----------------

/s/ Mr. G.M. van de Luitgaarden   Eindhoven, The Netherlands   October 14, 2003
-------------------------------   --------------------------   ----------------
   [Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report Summary:


Number of Other Included Managers:            1
                                          -----------

Form 13F Information Table Entry Total:       78
                                          -----------

Form 13F Information Table Value Total:  U.S.$98,269
                                         ------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number      Name

     01       28-10286                  Koninklijke Philips Electronics N.V.







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

Name of issuer           Title of class       Cusip      Value in USD    SHRS OR SH/PUT    INVESTMENT    OTHER    VOTING AUTHORITY
                                                                        PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE/SHARED/NONE



ABBOTT LABORATORIES       COMMON SHARE      002824100       1,166            27408          DEFINED        1            SOLE

ABERCROMBIE & FITCH       COMMON SHARE      002896207        576             20780          DEFINED        1            SOLE

AFFILIATED COMP SVCS      COMMON SHARE      008190100        751             15419          DEFINED        1            SOLE

ALTRIA GROUP              COMMON SHARE      02209S103      1,237             28244          DEFINED        1            SOLE

AMERICAN EXPRESS COM      COMMON SHARE      025816109      1,533             34019          DEFINED        1            SOLE

AMERICAN INTL. GROUP      COMMON SHARE      026874107      1,920             33279          DEFINED        1            SOLE

AMERISOURCEBERGEN CO      COMMON SHARE      03073E105        460              8514          DEFINED        1            SOLE

AMGEN INC                 COMMON SHARE      031162100      1,127             17471          DEFINED        1            SOLE

ANADARKO PETROLEUM C      COMMON SHARE      032511107        983             23550          DEFINED        1            SOLE

ANHEUSER BUSCH            COMMON SHARE      035229103      1,856             37626          DEFINED        1            SOLE

ANTHEM INC                COMMON SHARE      03674B104      1,052             14745          DEFINED        1            SOLE

AT & T WIRELESS GRP       COMMON SHARE      00209A106        665             81235          DEFINED        1            SOLE

BANK OF AMERICA CORP      COMMON SHARE      060505104      1,912             24494          DEFINED        1            SOLE

BIOGEN INC                COMMON SHARE      090597105        928             24340          DEFINED        1            SOLE

BMC SOFTWARE INC          COMMON SHARE      055921100      1,226             88043          DEFINED        1            SOLE

BOEING                    COMMON SHARE      097023105      1,536             44743          DEFINED        1            SOLE

BOSTON SCIENTIFIC CO      COMMON SHARE      101137107        469              7350          DEFINED        1            SOLE

BRINKER INTERNATION       COMMON SHARE      109641100        935             28030          DEFINED        1            SOLE

CHEVRONTEXACO CORP        COMMON SHARE      166764100      2,276             31854          DEFINED        1            SOLE

CHICAGO MERCANTILE E      COMMON SHARE      167760107        711             10330          DEFINED        1            SOLE

CHUNGHWA TELECOM ADR      SPON ADR          17133Q205        701             50000          DEFINED        1            SOLE

CISCO SYSTEMS INC         COMMON SHARE      17275R102      1,519             77555          DEFINED        1            SOLE

CITIGROUP INC             COMMON SHARE      172967101      3,201             70334          DEFINED        1            SOLE

CLEAR CHANNEL COMM        COMMON SHARE      184502102      1,261             32930          DEFINED        1            SOLE

COMCAST CORP-CL A         COMMON SHARE      20030N101      1,490             48350          DEFINED        1            SOLE

CONOCOPHILLIPS            COMMON SHARE      20825C104      2,000             36529          DEFINED        1            SOLE

CSX CORP                  COMMON SHARE      126408103        989             33820          DEFINED        1            SOLE

CVS CORPORATION           COMMON SHARE      126650100      1,213             39046          DEFINED        1            SOLE

DOW CHEMICAL              COMMON SHARE      260543103        989             30387          DEFINED        1            SOLE

ELECTRONIC ARTS INC       COMMON SHARE      285512109        538              5835          DEFINED        1            SOLE

EMC CORP                  COMMON SHARE      268648102        833             65962          DEFINED        1            SOLE

ENSCO INTERNATIONAL       COMMON SHARE      26874Q100      1,127             42020          DEFINED        1            SOLE

FAR EASTERN TEXTILE       COMMON SHARE      307331306        304             67591          DEFINED        1            SOLE

FOOT LOCKER INC           COMMON SHARE      344849104        886             54704          DEFINED        1            SOLE

FOREST LABORATORIES       COMMON SHARE      345838106        589             11450          DEFINED        1            SOLE

FREEPORT-MCMORAN COP      COMMON SHARE      35671D857        981             29650          DEFINED        1            SOLE

GANNETT CO                COMMON SHARE      364730101      1,232             15880          DEFINED        1            SOLE

GENERAL ELECTRIC          COMMON SHARE      369604103      3,033            101740          DEFINED        1            SOLE

GENZYME CORP - GENL       COMMON SHARE      372917104        499             10770          DEFINED        1            SOLE

HCA INC                   COMMON SHARE      404119109        601             16300          DEFINED        1            SOLE

HEWLETT-PACKARD CO        COMMON SHARE      428236103        862             44525          DEFINED        1            SOLE

INTEL CORP                COMMON SHARE      458140100      1,972             71673          DEFINED        1            SOLE

INTERNATIONAL PAPER       COMMON SHARE      460146103      1,090             27923          DEFINED        1            SOLE

INTL BUSINESS MACHIN      COMMON SHARE      459200101      1,679             19010          DEFINED        1            SOLE

JOHNSON & JOHNSON         COMMON SHARE      478160104      1,984             40070          DEFINED        1            SOLE

JONES APPAREL GROUP       COMMON SHARE      480074103        709             23680          DEFINED        1            SOLE

JP MORGAN CHASE & CO      COMMON SHARE      46625H100      1,859             54138          DEFINED        1            SOLE

KEYCORP                   COMMON SHARE      493267108      1,130             44206          DEFINED        1            SOLE

KNIGHT-RIDDER INC         COMMON SHARE      499040103      1,058             15860          DEFINED        1            SOLE

L-3COMMUNICATIONS HO      COMMON SHARE      502424104        845             19543          DEFINED        1            SOLE

LABORATORY CRP OF AM      COMMON SHARE      50540R409        495             17238          DEFINED        1            SOLE

MASCO                     COMMON SHARE      574599106      1,533             62619          DEFINED        1            SOLE

MATTEL INC                COMMON SHARE      577081102      1,063             56088          DEFINED        1            SOLE

MBNA CORP                 COMMON SHARE      55262L100        991             43452          DEFINED        1            SOLE

MCGRAW HILL COMP          COMMON SHARE      580645109      1,217             19589          DEFINED        1            SOLE

MEDTRONIC                 COMMON SHARE      585055106        703             14976          DEFINED        1            SOLE

MERCK                     COMMON SHARE      589331107      1,944             38411          DEFINED        1            SOLE

MERRILL LYNCH & CO        COMMON SHARE      590188108      2,193             40968          DEFINED        1            SOLE

MICROSOFT CORP            COMMON SHARE      594918104      3,881            139622          DEFINED        1            SOLE

NORTHROP GRUMMAN COR      COMMON SHARE      666807102        476              5520          DEFINED        1            SOLE

NOVELLUS SYSTEMS INC      COMMON SHARE      670008101        483             14370          DEFINED        1            SOLE

ORACLE CORPORATION        COMMON SHARE      68389X105      1,416            125887          DEFINED        1            SOLE

PEOPLESOFT INC            COMMON SHARE      712713106        512             28000          DEFINED        1            SOLE

PEPSICO INC               COMMON SHARE      713448108      2,127             46419          DEFINED        1            SOLE

PFIZER INC                COMMON SHARE      717081103      3,191            105043          DEFINED        1            SOLE

PHELPS DODGE CORP         COMMON SHARE      717265102        565             12071          DEFINED        1            SOLE

PROCTER & GAMBLE CO       COMMON SHARE      742718109      2,094             22562          DEFINED        1            SOLE

QUALCOMM INC              COMMON SHARE      747525103        542             13010          DEFINED        1            SOLE

SBC COMMUNICATIONS        COMMON SHARE      78387G103      1,393             62614          DEFINED        1            SOLE

SOUTHERN COMPANY          COMMON SHARE      842587107      1,184             40334          DEFINED        1            SOLE

STARWOOD HOTELS           COMMON SHARE      85590A203      1,334             38331          DEFINED        1            SOLE

TARGET CORP               COMMON SHARE      87612E106        840             22330          DEFINED        1            SOLE

TRAVELERS PROPERTY        COMMON SHARE      89420G109      1,083             68200          DEFINED        1            SOLE

UNITEDHEALTH GROUP I      COMMON SHARE      91324P102        927             18420          DEFINED        1            SOLE

VERIZON COMMUNICATIO      COMMON SHARE      92343V104      1,356             41800          DEFINED        1            SOLE

VF CORP                   COMMON SHARE      918204108      1,015             26080          DEFINED        1            SOLE

WAL-MART STORES INC       COMMON SHARE      931142103      1,581             28300          DEFINED        1            SOLE

WELLS FARGO & CO          COMMON SHARE      949746101      1,637             31780          DEFINED        1            SOLE

TOTAL:                                                    98,269